SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH NOVEMBER 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

11-03    GF    10000     6.8209       8.09	       Weeden & Co.
11-04   " "    10000     6.8859       8.02              " "
11-05   " "     8000     6.8045       7.89		  " "
11-06   " "     5000     6.7314       7.90		  " "
11-07   " "    10000     6.7400       8.02              " "
11-10   " "    11000     6.7000       7.99              " "
11-11   " "     8000     6.6718       7.92              " "
11-12   " "    11000     6.7325       8.03              " "
11-13   " "    10000     6.7822       8.08              " "
11-14   " "    10000     6.8214       8.16              " "
11-17   " "     4000     6.6808       7.99              " "
11-18   " "    10500     6.7026       8.05              " "
11-19   " "      300     6.6600       8.00              " "
11-20   " "    10000     6.7719       7.97              " "
11-21   " "    10500     6.5595       8.00              " "
11-24   " "    10000     6.7306       8.00              " "
11-25   " "     8500     6.8259       8.14              " "
11-26   " "     8000     6.9048       8.17              " "





The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          12/1/03